Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 2,246,767
Cost of revenue		(8,066)
Operating expenses		(845,420)
Interest expense		(32)
Other income		1,155,815
Loss on disposal of Yin Hang		(5,127,174)
Loss from discontinued operations before income taxes		(2,578,110)
Provision for income taxes		(348,313)
Loss from discontinued operations		$ (2,926,423)